Investment in Affiliates	12 Months Ended
Mar. 31, 2016
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2015 and 2016 consists of the following:

	Millions of yen
	2015	2016
Shares	¥368,989	¥499,922
Loans	9,098	30,745

	¥378,087	¥530,667

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥38,916 million and ¥50,244 million, respectively, as of March 31, 2015 and ¥110,121 million and ¥110,568 million, respectively, as of March 31, 2016.

In fiscal 2014, 2015 and 2016, the Company and its subsidiaries received dividends from affiliates of ¥9,957 million, ¥18,186 million and ¥30,063 million, respectively.

The balance of excess of cost over the underlying equity at acquisition dates of investment in affiliates amounted to ¥50,977 million and ¥101,289 million as of March 31, 2015 and 2016, respectively.

The Company no longer has the ability to exercise significant influence on ORIX JREIT Inc., and therefore has excluded ORIX JREIT Inc. from investment in affiliates accounted for by using the equity method. The transactions during the period accounted for by the equity method are described below.

ORIX JREIT Inc., formerly an equity method affiliate, entered into an asset management agreement and the like with one of the Company’s subsidiaries and paid fees of ¥1,905 million, ¥2,433 million and ¥1,937 million for fiscal 2014, 2015 and 2016, respectively.

In fiscal 2014, 2015 and 2016, the Company and certain subsidiaries sold to ORIX JREIT Inc., office buildings, commercial facilities other than office buildings, and condominiums mainly under operating leases. In fiscal 2014, 2015 and 2016, the Company and the subsidiaries recognized gains of ¥2,261 million, ¥10,473 million and ¥1,744 million respectively in earnings as operating leases. The related intercompany profits have been eliminated based on the Company’s proportionate share.

Combined and condensed information relating to the affiliates for fiscal 2014, 2015 and 2016 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2014	2015	2016
Operations:
Total revenues	¥1,086,818	¥1,094,317	¥1,333,838
Income before income taxes	137,698	130,799	177,535
Net income	91,200	109,865	141,964

Financial position:
Total assets	¥5,704,862	¥6,897,921	¥8,350,901
Total liabilities	4,562,871	5,131,402	6,206,321
Total equity	1,141,991	1,766,519	2,144,580

The Company and its subsidiaries had no significant transactions with these companies except as described above.